Voya Small Cap Growth Fund Average Annual Total Returns			12 Months Ended	21 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	26.17%
Class A C I R R6 and W Shares [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent			11.49%		8.93%	10.55%
Performance Inception Date		Oct. 07, 2022
Class A C I R R6 and W Shares [Member] | Class A | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class A C I R R6 and W Shares [Member] | Class A | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.15%		6.86%	8.09%
Class A C I R R6 and W Shares [Member] | Class C
Prospectus [Line Items]
Average Annual Return, Percent			16.41%		9.40%	10.37%
Performance Inception Date		Oct. 07, 2022
Class A C I R R6 and W Shares [Member] | Class C | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class A C I R R6 and W Shares [Member] | Class C | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.15%		6.86%	8.09%
Class A C I R R6 and W Shares [Member] | Class I
Prospectus [Line Items]
Average Annual Return, Percent			18.64%		10.53%	11.49%
Performance Inception Date		Oct. 01, 2004
Class A C I R R6 and W Shares [Member] | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.69%		8.61%	9.15%
Class A C I R R6 and W Shares [Member] | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.65%		8.05%	8.62%
Class A C I R R6 and W Shares [Member] | Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class A C I R R6 and W Shares [Member] | Class I | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.15%		6.86%	8.09%
Class A C I R R6 and W Shares [Member] | Class R
Prospectus [Line Items]
Average Annual Return, Percent			18.01%		9.95%	10.93%
Performance Inception Date		Oct. 07, 2022
Class A C I R R6 and W Shares [Member] | Class R | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class A C I R R6 and W Shares [Member] | Class R | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.15%		6.86%	8.09%
Class A C I R R6 and W Shares [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			18.75%		10.57%	11.51%
Performance Inception Date		Apr. 04, 2022
Class A C I R R6 and W Shares [Member] | Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class A C I R R6 and W Shares [Member] | Class R6 | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.15%		6.86%	8.09%
Class A C I R R6 and W Shares [Member] | Class W
Prospectus [Line Items]
Average Annual Return, Percent			18.60%		10.50%	11.48%
Performance Inception Date		Oct. 07, 2022
Class A C I R R6 and W Shares [Member] | Class W | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class A C I R R6 and W Shares [Member] | Class W | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.15%		6.86%	8.09%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.